NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
Summary of non-controlling interests
The company`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2024	December 31, 2023
Non-controlling interests
Participating non-controlling interests – in operating subsidiaries	$9,079	$11,070
Participating non-controlling interests – in a holding subsidiary held by the partnership	232	272
	$9,311	$11,342
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Brookfield Infrastructure Fund V	Isagen Institutional partners	Isagen public non-controlling interests	The Catalyst Group	TerraForm Power	Other	Total
As at As at December 31, 2023	$75	$2,462	$2,658	$1,007	$917	$2,704	$17	$122	$188	$920	$11,070
Net income (loss)	22	(3)	(4)	(24)	(2)	25	—	11	(4)	(19)	2
Other comprehensive income (loss)	—	(116)	(102)	(131)	(40)	(209)	(1)	—	(5)	17	(587)
Capital contributions	—	—	—	44	54	—	—	—	—	27	125
Disposal	(21)	(14)	—	—	(940)	—	—	—	—	(330)	(1,305)
Dividends declared	(22)	(33)	(59)	—	—	(114)	(1)	—	—	(16)	(245)
Other	(1)	—	4	1	11	—	—	—	3	1	19
As at June 30, 2024	$53	$2,296	$2,497	$897	$—	$2,406	$15	$133	$182	$600	$9,079
Interests held by third parties	75% - 78%	43% - 60%	23% - 71%	75%		53%	0.3%	25%	19%	0.3% - 80%